Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Owlet, Inc.
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2021
Document Type	POS AM
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Central Index Key	0001816708
Amendment Description	This Post-Effective Amendment No. 2 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of the securities registered by the Existing Registration Statement.